UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:       811-3456

             GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                 200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:    (212) 922-6000

Date of fiscal year end:     11/30

Date of reporting period:    11/30/03

                                          FORM N-CSR

ITEM 1.         REPORTS TO STOCKHOLDERS.

      General Government
      Securities Money
      Market Fund

      ANNUAL REPORT November 30, 2003


YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             8   Statement of Assets and Liabilities

                             9   Statement of Operations

                            10   Statement of Changes in Net Assets

                            11   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                            21   Board Members Information

                            23   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                  General Government Securities
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for General Government Securities Money Market Fund covers the 12-month period from December 1, 2002, through November 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board repeatedly has affirmed its commitment to low short-term interest rates, and yields of money market instruments have remained
near    historical    lows.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Government Securities Money Market Fund perform during the period?

During the 12-month period ended November 30, 2003, the fund produced yields of 0.51% for Class A shares and 0.29% for Class B shares. Taking into account the effects of compounding, the fund produced effective yields of 0.52% for Class A shares and 0.29% for Class B shares for the same period.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.

To pursue this goal, the fund invests solely in securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and repurchase agreements collateralized by these securities.

What other factors influenced the fund's performance?

Although the Federal Reserve Board (the "Fed") reduced short-term interest rates by 50 basis points in early November 2002, just weeks before the start of the reporting period, the economy remained persistently sluggish, growing at a disappointing 1.4% annualized rate in the fourth quarter of 2002 as rising geopolitical tensions, corporate scandals and a declining stock market continued to take their toll on economic activity.

During the opening months of 2003, hopes of a more sustainable economic rebound faded when the impending war in Iraq caused businesses and consumers to postpone spending. However, after it became clear in late March that major combat would be over quickly, investors became more optimistic, and money market yields rose at the
                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

longer end of the curve. Nonetheless, the rate of economic expansion failed to improve during the first quarter, with U.S. GDP growing at an annualized 1.4% rate for the second consecutive quarter.

The manufacturing sector began to show signs of more sustainable improvement in May, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. However, the Fed maintained its relatively cautious stance at its May meeting, saying economic risks were "weighted toward weakness for the foreseeable future."

Economic  indicators continued to improve in June, and the economy expanded at a
greater   than  expected  3.3%  annualized  rate  during  the  second  quarter.
Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, and most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, driving the federal funds rate down another 25 basis points to 1%, a 45-year low.

In July, new signs of economic strength created a sudden shift in investor sentiment amid concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates. As a result, prices of longer-term bonds plunged, producing one of the most severe six-week declines in the history of the bond market. Although heightened volatility roiled the longer-term bond markets, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in the fall as it became clearer that business investment and consumer spending were rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.


Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in the number of jobs in the U.S. economy and a decrease in the unemployment rate to 6.0%. Orders for durable goods rose more strongly in November, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year. As a result, yields of most U.S. Treasury and agency securities began to rise at the longer end of the fund's maturity range. However, as was widely expected, the Fed held the overnight federal funds rate steady at its December meeting just after the end of the reporting period and reiterated its commitment to keeping borrowing rates low for "a considerable period."

What is the fund's current strategy?

We generally have maintained the fund's weighted average maturity in a range we consider longer than average. This strategy is designed to capture higher yields at the longer end of the fund's maturity range. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

December 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE CLASS B YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS

STATEMENT OF INVESTMENTS

November 30, 2003

                                                                          Annualized
                                                                            Yield on
                                                                             Date of              Principal
U.S. GOVERNMENT AGENCIES--99.9%                                          Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal Farm Credit Bank, Consolidated

  Systemwide Floating Rate Notes

   6/2/2004                                                                      1.03  (a)       45,000,000        45,002,266

   11/23/2005                                                                    1.06  (a)      110,000,000       110,011,885

Federal Home Loan Banks,

  Discount Notes

   12/5/2003                                                                     1.01           100,000,000        99,988,778

   12/30/2003                                                                    1.25            25,000,000        24,975,108

   1/21/2004                                                                     1.05           100,000,000        99,851,250

   2/11/2004                                                                     1.09            11,110,000        11,085,802

   2/13/2004                                                                     1.09            25,000,000        24,944,038

   3/10/2004                                                                     1.09            50,000,000        49,850,000

   6/4/2004                                                                      1.17            18,462,000        18,351,446

Federal Home Loan Banks,
   Floating Rate Notes

   7/30/2004                                                                     1.01  (a)      150,000,000       150,000,000

   12/2/2004                                                                     1.02  (a)      100,000,000       100,010,696

Federal Home Loan Banks, Notes

   12/1/2003                                                                      .99            46,771,000        46,771,000

   4/16/2004                                                                     1.01            25,000,000        25,356,247

   8/13/2004                                                                     1.13             5,000,000         5,036,543

Federal Home Loan Mortgage Corporation,

  Discount Notes

   12/19/2003                                                                    1.27            25,000,000        24,984,250

Federal Home Loan Mortgage Corporation,
   Notes

   7/15/2004                                                                     1.17            35,699,000        36,468,932

   11/16/2004                                                                    1.42            70,000,000        70,000,000

Federal National Mortgage Association,

  Discount Notes

   8/20/2004                                                                     1.27            17,794,000        17,630,206

Federal National Mortgage Association,

  Floating Rate Notes

   10/7/2004                                                                     1.03  (a)      100,000,000        99,974,440

   10/28/2004                                                                    1.02  (a)      150,000,000       149,972,637

   1/10/2005                                                                     1.03  (a)      100,000,000        99,944,393

   3/10/2005                                                                     1.02  (a)       50,000,000        50,000,000


                                                                           Annualized
                                                                             Yield on
                                                                              Date of             Principal
U.S. GOVERNMENT AGENCIES (CONTINUED)                                     Purchase (%)            Amount ($)            Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Federal National Mortgage Association,

  Notes

   3/15/2004                                                                     1.24              12,352,000        12,474,052

   7/27/2004                                                                     1.15              25,000,000        25,000,000

   10/18/2004                                                                    1.28             100,000,000       100,000,000

TOTAL U.S. GOVERNMENT AGENCIES

   (cost $1,497,683,969)                                                                                           1,497,683,969
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $1,497,683,969)                                                           99.9%            1,497,683,969

CASH AND RECEIVABLES (NET)                                                                          .1%                1,213,518

NET ASSETS                                                                                       100.0%            1,498,897,487

(A) VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                        1,497,683,969  1,497,683,969

Interest receivable                                                   2,514,198

Prepaid expenses and other assets                                        85,494

                                                                  1,500,283,661
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                         1,136,008

Cash overdraft due to Custodian                                         143,870

Payable for shares of Common Stock redeemed                              44,218

Accrued expenses                                                         62,078

                                                                      1,386,174
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,498,897,487
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                   1,498,985,351

Accumulated net realized gain (loss) on investments                    (87,864)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                    1,498,897,487

NET ASSET VALUE PER SHARE

                                                          Class A       Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        565,856,754    933,040,733

Shares Outstanding                                    565,952,428    933,032,925
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended November 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                     21,895,079

EXPENSES:

Management fee--Note 2(a)                                            8,531,164

Shareholder servicing costs--Note 2(c)                               3,579,370

Distribution fees, service fees and prospectus--Note 2(b)            3,427,139

Registration fees                                                      125,042

Custodian fees                                                         114,614

Professional fees                                                       47,298

Directors' fees and expenses--Note 2(d)                                 43,403

Shareholders' reports                                                   10,952

Miscellaneous                                                           23,669

TOTAL EXPENSES                                                      15,902,651

Less--reduction in shareholder servicing costs
  due to undertaking--Note 2(c)                                      (320,598)

NET EXPENSES                                                        15,582,053

INVESTMENT INCOME--NET                                               6,313,026
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                (13,107)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 6,299,919

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                           -------------------------------------
                                                     2003                 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          6,313,026           20,947,155

Net realized gain (loss) on investments          (13,107)               28,539

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                   6,299,919            20,975,694
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                (3,236,754)         (10,213,063)

Class B shares                                (3,076,272)         (10,734,092)

TOTAL DIVIDENDS                               (6,313,026)         (20,947,155)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                              4,700,029,832       4,554,368,708

Class B shares                              2,477,298,303       2,332,493,736

Dividends reinvested:

Class A shares                                  3,173,385          10,053,123

Class B shares                                  2,641,589           8,765,998

Cost of shares redeemed:

Class A shares                            (4,799,318,073)      (4,707,413,531)

Class B shares                            (2,561,173,141)      (2,153,713,780)

INCREASE (DECREASE) IN NET ASSETS FROM
   CAPITAL STOCK TRANSACTIONS               (177,348,105)          44,554,254

TOTAL INCREASE (DECREASE) IN NET ASSETS     (177,361,212)          44,582,793
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                         1,676,258,699        1,631,675,906

END OF PERIOD                               1,498,897,487        1,676,258,699

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                                                                     Year Ended November 30,
                                                                 -------------------------------------------------------------------
CLASS A SHARES                                                   2003           2002          2001           2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .005           .014          .040            .054          .043

Distributions:

Dividends from investment income--net                            (.005)         (.014)        (.040)          (.054)        (.043)

Net asset value, end of period                                   1.00           1.00          1.00            1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                  .52           1.38          4.05            5.54          4.42
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                           .77            .77           .77             .76           .76

Ratio of net investment income
   to average net assets                                          .52           1.38          3.85            5.40          4.35
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                         565,857        661,976       804,956         574,630       610,511

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                      Year Ended November 30,
                                                                --------------------------------------------------------------------
CLASS B SHARES                                                  2003            2002          2001           2000            1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                            1.00            1.00          1.00           1.00            1.00

Investment Operations:

Investment income--net                                           .003            .011          .037           .052            .041

Distributions:

Dividends from investment income--net                           (.003)          (.011)        (.037)         (.052)          (.041)

Net asset value, end of period                                  1.00            1.00          1.00           1.00            1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                 .29            1.14          3.81           5.29            4.17
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                         1.00            1.00          1.00           1.00            1.00

Ratio of net investment income
   to average net assets                                         .29            1.13          3.60           5.15            4.09

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                                       .03             .03           .04            .03             .03
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ x 1,000)                        933,041        1,014,283       826,720       552,238         659,185

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Government Securities Money Market Fund (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 16 billion shares of $.001 par value Common Stock. The fund currently offers two classes of shares: Class A (10 billion shares authorized) and Class B (6 billion shares authorized). Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B shares are subject to a
Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2003, sub-accounting service fees amounted to $539,346 for Class B shares and are included in shareholder servicing cost.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investment, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $153 during the period ended November 30, 2003, based on available cash balances left on deposit. Income earned under this
arrangement    is    included    in    interest    income.

The fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the fund's Manager, subject to the seller's agreement to repurchase and the fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to
distribute    such    gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $93,109 is available to be applied against future net securities profits, if any, realized subsequent to November 30, 2003. If not applied, $21,009 of the carryover expires in fiscal 2005, $17,123 expires in fiscal 2007, $41,869 expires in fiscal 2008 and $13,108 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2003 and November 30, 2002, respectively, were all ordinary income.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2003, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold
Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2003, Class A shares were charged $1,260,418 pursuant to the Plan.


Under the Distribution Plan with respect to Class B shares ("Class B Distribution Plan"), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an aggregate annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2003, Class B shares were charged $2,166,721 pursuant to the Class B Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2003, Class A shares were charged $227,145 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The
Distributor   determines   the   amounts   to   be   paid  to  Service  Agents.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Manager had undertaken from December 1, 2002 through June 30, 2003, from July 1, 2003 through July 7, 2003, and from July 8, 2003 through November 30, 2003, to reduce the expenses of Class B shares to the extent that, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.01%, .90%, and 1.01%, respectively, of the value of the average daily net assets of Class B. In addition, the Manager may, at times, limit certain money market fund expenses in an effort to enhance yields of a fund, or a particular class of a fund, as applicable, because of low interest rates. Effective July 14, 2003, the Manager limited fund expenses on the fund (Class B) to maintain a minimum yield of 15 basis points. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended November 30, 2003, Class B shares were charged $2,696,728 pursuant to the Class B Shareholder Services Plan, of which $320,598 was reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement, for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $61,622 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each
fund    based    on    net    assets.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
General Government Securities Money Market Fund

We have audited the accompanying statement of assets and liabilities of General Government Securities Money Market Fund (one of the funds comprising General
Government Securities Money Market Funds, Inc.), as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Government Securities Money Market Fund, at November 30, 2003, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                        [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 8, 2004

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

For state individual income tax purposes, the fund hereby designates 47.70% of the ordinary income dividends paid during its fiscal year ended November 30, 2003 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD MEMBER (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

PEGGY C. DAVIS (60)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

ERNEST KAFKA (71)

BOARD MEMBER (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
(1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

NATHAN LEVENTHAL (60)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Movado Group, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

ROBERT ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.

     Senior Accounting Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc


                      For More Information

                        General Government Securities
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  975AR1103


      General
      Treasury Prime
      Money Market Fund

      ANNUAL REPORT November 30, 2003


YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY(SM)


The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                             7   Statement of Assets and Liabilities

                             8   Statement of Operations

                             9   Statement of Changes in Net Assets

                            10   Financial Highlights

                            13   Notes to Financial Statements

                            19   Report of Independent Auditors

                            20   Important Tax Information

                            21   Board Members Information

                            23   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                         General Treasury Prime
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for General Treasury Prime Money Market Fund covers the 12-month period from December 1, 2002, through November 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Bernard W. Kiernan, Jr.

Recent reports of marked improvement in the growth of U.S. Gross Domestic Product suggest to us that the economy has started to turn the corner. Tax cuts and low mortgage rates have put cash in consumers' pockets, and corporations have begun to increase spending and investment. As a result, after several years of falling interest rates, longer-term bond yields have begun to creep upward. However, the Federal Reserve Board repeatedly has affirmed its commitment to low short-term interest rates, and yields of money market instruments have remained near historical lows.

Of course, we have seen upturns before, only to be disappointed when growth proved unsustainable over the longer term. However, based on recent data, we are cautiously optimistic about the current economic environment. As always, we urge you to speak regularly with your financial advisor, who may be in the best position to suggest the Dreyfus funds designed to meet your current needs, future goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2003




DISCUSSION OF FUND PERFORMANCE

Bernard W. Kiernan, Jr., Portfolio Manager

How did General Treasury Prime Money Market Fund perform during the period?

During the 12-month period ended November 30, 2003, the fund produced yields of 0.39% for Class A shares, 0.24% for Class B shares and 0.21% for Class X shares. Taking into account the effects of compounding, the fund produced effective yields of 0.39% for Class A shares, 0.24% for Class B shares and 0.21% for Class X shares for the same period.(1)

What is the fund's investment approach?

The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. To pursue this goal, the fund normally invests substantially all of its assets in U.S. Treasury securities.

What other factors influenced the fund's performance?

Although the Federal Reserve Board (the "Fed") reduced short-term interest rates by 50 basis points in early November 2002, just weeks before the start of the reporting period, the economy remained persistently sluggish, growing at a disappointing 1.4% annualized rate in the fourth quarter of 2002 as rising geopolitical tensions, corporate scandals and a declining stock market continued to take their toll on economic activity.

During the opening months of 2003, hopes of a more sustainable economic rebound faded when the impending war in Iraq caused businesses and consumers to postpone spending. However, after it became clear in late March that major combat would be over quickly, investors became more optimistic, and yields of U.S. Treasury bills and notes began
                                                                      The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

to rise. Nonetheless, the rate of economic expansion failed to improve during the first quarter, with U.S. GDP growing at an annualized 1.4% rate for the second consecutive quarter during the reporting period.

The manufacturing sector showed signs of more sustainable improvement in May, and consumer confidence rebounded. These encouraging signs were supported by gains in the stock market, low inflation, moderating oil prices, rising productivity and legislation enacting new tax cuts. However, the Fed maintained its relatively cautious stance at its May meeting, saying economic risks were "weighted toward weakness for the foreseeable future."

Economic  indicators continued to improve in June, and the economy expanded at a
greater   than  expected  3.3%  annualized  rate  during  the  second  quarter.
Unfortunately, the unemployment rate climbed to 6.4%, its highest level in nine years, and most investors expected the Fed to reduce interest rates further at its meeting in late June. The Fed did not disappoint them, driving the federal funds rate down another 25 basis points to 1%, a 45-year low.

In July, new signs of economic strength created a sudden shift in investor sentiment amid concerns that rising inflation and a ballooning federal budget deficit might lead to higher interest rates. As a result, prices of longer-term bonds plunged, producing one of the most severe six-week declines in the history of the bond market. Although heightened volatility roiled the longer-term bond markets, money market yields remained relatively steady, anchored at the short end of the curve by the 1% federal funds rate.

The economy continued to improve in the fall as it became clearer that business investment and consumer spending were rebounding, even as inflation remained well under control. Jobless claims dropped in September to their lowest level in eight months, and sales at department stores rose as consumers spent their tax refunds. It was later estimated that the economy grew at a robust 8.2% annualized rate during the third quarter of 2003.


Economic indicators in October and November provided more evidence of an improving economy, including an encouraging increase in the number of jobs in the U.S. economy and a decrease in the unemployment rate to 6.0%. Orders for durable goods rose more strongly in November, suggesting that business investment was finally contributing in a meaningful way to the recovery, and consumer confidence advanced to its highest level in more than a year. As a result, yields of U.S. Treasury securities began to rise at the longer end of the fund's maturity range. However, as was widely expected, the Fed held the overnight federal funds rate steady at its December meeting just after the end of the reporting period and reiterated its commitment to keeping borrowing rates low for "a considerable period."

What is the fund's current strategy?

We generally have maintained the fund's weighted average maturity in a range we consider longer than average. This strategy is designed to capture higher yields at the longer end of the fund's maturity range. Of course, we are prepared to adjust our strategies as economic and market conditions evolve.

December 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER.

                                                             The Fund

STATEMENT OF INVESTMENTS

November 30, 2003

STATEMENT OF INVESTMENTS

                                                                      Annualized
                                                                        Yield on
                                                                         Date of                Principal
U.S. TREASURY BILLS--83.8%                                           Purchase (%)              Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

   12/4/2003                                                                  .94               3,714,000              3,713,709

   12/11/2003                                                                 .92               8,989,000              8,986,706

   12/18/2003                                                                 .89               3,487,000              3,485,535

   12/26/2003                                                                 .91               5,331,000              5,327,637

   1/2/2004                                                                   .91              11,516,000             11,506,680

   2/5/2004                                                                   .91                 363,000                362,394

   2/12/2004                                                                 1.00              12,459,000             12,433,958

   4/22/2004                                                                  .91               1,803,000              1,796,483

TOTAL U.S. TREASURY BILLS

   (cost $47,613,102)                                                                                                 47,613,102
------------------------------------------------------------------------------------------------------------------------------------

U.S. TREASURY NOTES--17.7%
------------------------------------------------------------------------------------------------------------------------------------

  3.625%, 3/31/2004

   (cost $10,081,382)                                                        1.12              10,000,000             10,081,382
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $57,694,484)                                                               101.5%             57,694,484

LIABILITIES, LESS CASH AND RECEIVABLES                                                             (1.5%)              (830,657)

NET ASSETS                                                                                         100.0%             56,863,827

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF ASSETS AND LIABILITIES

November 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  57,694,484  57,694,484

Interest receivable                                                      61,407

Prepaid expenses                                                          1,750

                                                                     57,757,641
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                            35,536

Cash overdraft due to custodian                                         828,810

Payable for shares of common stock redeemed                                  83

Accrued expenses                                                         29,385

                                                                        893,814
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       56,863,827
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      56,864,480

Accumulated net realized gain (loss) on investments                       (653)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                       56,863,827

NET ASSET VALUE PER SHARE

                                                                              Class A                Class B               Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                             26,314,661              30,536,667                12,499

Shares Outstanding                                                         26,314,541              30,537,439                12,500
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                                    1.00                    1.00                  1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF OPERATIONS

Year Ended November 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                        699,892

EXPENSES:

Management fee--Note 2(a)                                              296,831

Distribution fees, service fees and and prospectus--Note 2(b)          121,197

Shareholder servicing costs--Note 2(c)                                 120,447

Professional fees                                                       25,063

Custodian fees                                                          10,740

Registration fees                                                        6,704

Shareholders' reports                                                    6,014

Directors' fees and expenses--Note 2(d)                                  2,035

Miscellaneous                                                            2,168

TOTAL EXPENSES                                                         591,199

Less--reduction in service plan fees and shareholder
  servicing costs due to undertaking--Note 2(b,c)                     (71,462)

NET EXPENSES                                                           519,737

INVESTMENT INCOME--NET                                                 180,155
--------------------------------------------------------------------------------

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   (589)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   179,566

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF CHANGES IN NET ASSETS

                                                     Year Ended November 30,
                                             -----------------------------------
                                                     2003               2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            180,155              490,980

Net realized gain (loss) on investments             (589)                6,141

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                     179,566               497,121
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                  (103,233)            (372,855)

Class B shares                                   (76,896)            (118,076)

Class X shares                                       (26)                 (49)

TOTAL DIVIDENDS                                 (180,155)            (490,980)
--------------------------------------------------------------------------------

CAPITAL STOCK TRANSACTIONS (1.00 per share):

Net proceeds from shares sold:

Class A shares                                 48,879,828          90,612,542

Class B shares                                154,799,623          81,092,618

Class X shares                                         --              11,500

Dividends reinvested:

Class A shares                                    101,992             369,481

Class B shares                                     76,896             117,978

Cost of shares redeemed:

Class A shares                               (53,095,000)        (127,253,599)

Class B shares                              (147,217,919)         (70,319,942)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             3,545,420          (25,369,422)

TOTAL INCREASE (DECREASE) IN NET ASSETS        3,544,831          (25,363,281)
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                            53,318,996           78,682,277

END OF PERIOD                                  56,863,827           53,318,996

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                              Year Ended November 30,
                                                                         -----------------------------------------------------------
CLASS A SHARES                                                           2003             2002             2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                     1.00             1.00             1.00              1.00

Investment Operations:

Investment income--net                                                    .004             .011             .034              .051

Distributions:

Dividends from investment income--net                                    (.004)           (.011)           (.034)            (.051)

Net asset value, end of period                                           1.00             1.00             1.00              1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                          .39             1.07             3.49              5.21
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .80              .78              .80               .80

Ratio of net investment income
   to average net assets                                                  .38             1.13             3.25              5.49

Decrease reflected in above expense
   ratios due to undertaking
   by The Dreyfus Corporation                                             .05              .00(b)           .08               .43
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                  26,315           30,428           66,694            20,179

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

(B) AMOUNT REPRESENTS LESS THAN .01% PER SHARE.

SEE NOTES TO FINANCIAL STATEMENTS.


                                                                                               Year Ended November 30,
                                                                         -----------------------------------------------------------
CLASS B SHARES                                                           2003             2002             2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                     1.00             1.00             1.00              1.00

Investment Operations:

Investment income--net                                                    .002             .009             .032              .049

Distributions:

Dividends from investment income--net                                    (.002)           (.009)           (.032)            (.049)

Net asset value, end of period                                           1.00             1.00             1.00              1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                          .24              .86             3.27              5.00
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .94             1.00             1.00              1.00

Ratio of net investment income
   to average net assets                                                  .24              .84             2.94              5.14

Decrease reflected in above expense
   ratios due to undertaking
   by The Dreyfus Corporation                                             .18              .08              .13              4.97
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                  30,537           22,878           11,987             5,385

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)

                                                                                            Year Ended November 30,
                                                                         -----------------------------------------------------------

CLASS X SHARES                                                           2003             2002             2001           2000(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                     1.00             1.00             1.00              1.00

Investment Operations:

Investment income--net                                                    .002             .008             .032              .048

Distributions:

Dividends from investment income--net                                    (.002)           (.008)           (.032)            (.048)

Net asset value, end of period                                           1.00             1.00             1.00              1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                                          .21              .82             3.22              4.94
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                                   .96             1.05             1.05              1.05

Ratio of net investment income
   to average net assets                                                  .21              .74             3.03              4.55

Decrease reflected in above expense
   ratios due to undertaking
   by The Dreyfus Corporation                                             .33              .42             3.24             20.13
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period ($ X 1,000)                                      12               12             1                 1

(A) FROM DECEMBER 1, 1999 (COMMENCEMENT OF OPERATIONS) TO NOVEMBER 30, 2000.

SEE NOTES TO FINANCIAL STATEMENTS.


NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

General Treasury Prime Money Market Fund, (the "fund") is a separate diversified series of General Government Securities Money Market Funds, Inc. (the "Company"), which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering two series, including the fund. The fund's investment objective is to provide investors with as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 3 billion shares of $.001 par value Common Stock. The fund currently offers three classes of shares: Class A (1 billion shares authorized), Class B (1 billion shares authorized) and Class X (1 billion shares authorized). Class A, Class B and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class A shares are subject to a Service Plan adopted pursuant to Rule 12b-1 under the Act, Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2003, sub-accounting service fees amounted to $16,183 for Class B shares and are included in shareholder servicing cost.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

                                                                      The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and is recognized on the accrual basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $418 during the period ended November 30, 2003 based on available cash balances left on deposit. Income earned under this
arrangement    is    included    in    interest    income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends from investment income-net on each business day; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.


(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

At November 30, 2003, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $653 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2003. If not applied, $64 of the carryover expires in fiscal 2009 and $589 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal years ended November 30, 2003 and November 30, 2002, respectively, were all ordinary income.

At November 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2003, there was no expense reimbursement pursuant to the undertaking.

(b) Under the Service Plan with respect to Class A shares (the "Plan"), adopted pursuant to Rule 12b-1 under the Act, Class A shares bear directly the cost of
preparing,    printing    and    distributing   prospectuses   and

                                                                     The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

statements of additional information and implementing and operating the Plan, such aggregate amount not to exceed in any full fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class A. In addition, Class A shares pay the Distributor for distributing their shares, servicing shareholder accounts ("Servicing") and advertising and marketing relating to Class A shares at an aggregate annual rate of .20 of 1% of the value of the average daily net assets of Class A. The Distributor may pay one or more Service Agents a fee in respect of Class A shares owned by shareholders with whom the Service Agent has a Servicing relationship or for whom the Service Agent is the dealer or holder of record. The schedule of such fees and the basis upon which such fees will be paid shall be determined from time to time by the Distributor. If a holder of Class A shares ceases to be a client of a Service Agent, but continues to hold Class A shares, the Distributor will be permitted to act as a Service Agent in respect of such fund shareholders and receive payments under the Plan for Servicing. The fees payable for Servicing are payable without regard to actual expenses incurred. During the period ended November 30, 2003, Class A shares were charged $55,106 pursuant to the Plan, of which $5,263 was reimbursed by the Manager, due to an undertaking, see Note 2(c).

Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended November 30, 2003, Class B shares were charged $66,059 pursuant to the Class B Distribution Plan.


Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended November 30, 2003, Class X shares were charged $32 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Manager has undertaken from December 1, 2002 through November 30, 2003, that if the aggregate expenses of Class A shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed .80 of 1% of the value of the average daily net assets of Class A, the Manager would reimburse the expenses of the fund under the Class A Shareholder Services Plan, to the extent of any excess expense and up to the full fee payable under the Class A Shareholder Services Plan. During the period ended November 30, 2003, Class A shares were charged $8,740 pursuant to the Class A Shareholder Services Plan, all of which was reimbursed by the Manager.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan"), Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and

                                                                       The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Class X shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of these services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2002 through June 30, 2003, from July 1, 2003 through July 7, 2003, and from July 8, 2003 through November 30, 2003, to reduce the expenses of Class B shares to the extent that, if the aggregate expenses of Class B shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1%, ..90%, and 1%, respectively. The Manager had undertaken from December 1, 2002 through June 30, 2003 and from July 1, 2003 through November 30, 2003, to reduce the expenses of Class X shares to the extent that, if the aggregate expenses of Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed an annual rate of 1.05% and .90%, respectively, of the value of the average daily net assets of Class X shares. In addition, the Manager may, at times, limit certain money market fund expenses in an effort to enhance yields of a fund, or a particular class of a fund, as applicable, because of low interest rates. Effective July 14, 2003, the Manager limited fund expenses on the fund (Class B and Class X) to maintain a minimum yield of 15 basis points. Such expense limitations are voluntary, temporary and may be revised or terminated at anytime. During the period ended November 30, 2003, Class B and Class X shares were charged $80,914 and $32 respectively, pursuant to the Shareholder Services Plan, of which $57,427 and $32, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2003, the fund was charged $2,549 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.


REPORT OF INDEPENDENT AUDITORS

Shareholders and Board of Directors
General Treasury Prime Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Treasury Prime Money Market Fund (one of the funds constituting General Government Securities Money Market Funds, Inc.) as of November 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States.Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Treasury Prime Money Market Fund, at November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with accounting principles generally accepted in the United States.

                                        [ERNST & YOUNG LLP SIGNATURE LOGO]

New York, New York
January 8, 2004

                                                             The Fund


IMPORTANT TAX INFORMATION (Unaudited)

For State individual income tax purposes, the fund hereby designates 100% of the ordinary income dividends paid during its fiscal year ended November 30, 2003 as attributable to interest income from direct obligations of the United States. Such dividends are currently exempt from taxation for individual income tax purposes in most states, including New York, California and the District of Columbia.


BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (60)

CHAIRMAN OF THE BOARD (1995)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* The Muscular Dystrophy Association, Director

* Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities,

 paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

CLIFFORD L. ALEXANDER, JR. (70)

BOARD MEMBER (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President of Alexander & Associates, Inc., a management consulting firm (January 1981-present)

* Chairman of the Board of Moody's Corporation (October 2000-October 2003)

* Chairman of the Board and Chief Executive Officer of The Dun and Bradstreet Corporation (October 1999-September 2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Wyeth (formerly, American Home Products Corporation), a global leader in pharmaceuticals, consumer healthcare products and animal health products, Director

* Mutual of America Life Insurance Company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 70

                              --------------

PEGGY C. DAVIS (60)

BOARD MEMBER (1990)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Shad Professor of Law, New York University School of Law (1983-present)

* She writes and teaches in the fields of evidence, constitutional theory, family law, social sciences and the law, legal process and professional methodology and training

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited) (CONTINUED)

ERNEST KAFKA (71)

BOARD MEMBER (1982)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Physician engaged in private practice specializing in the psychoanalysis of adults and adolescents (1962-present)

* Instructor, The New York Psychoanalytic Institute (1981-present)

* Associate Clinical Professor of Psychiatry at Cornell Medical School
(1987-2002)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

NATHAN LEVENTHAL (60)

BOARD MEMBER (1989)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Avery-Fisher Artist Program (November 1997-present)

* President of Lincoln Center for the Performing Arts, Inc. (March 1984-December
2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

* Movado Group, Inc., Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 26

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

SAUL B. KLAMAN, EMERITUS BOARD MEMBER


OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

     Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

     Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

     Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

     Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

JANETTE E. FARRAGHER, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 15 investment companies (comprised of 26 portfolios) managed by the Manager. She is 41 years old and has been an employee of the Manager since February 1984.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

     Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

     Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 45 years old and has been an employee of the Manager since April 1985.

                                                             The Fund

OFFICERS OF THE FUND (Unaudited) (CONTINUED)

ROBERT ROBOL, ASSISTANT TREASURER SINCE AUGUST 2003.

     Senior Accounting Manager - Money Market Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

     Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 202 portfolios) managed by the Manager. He is 49 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE SEPTEMBER 2002

     Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc


                      For More Information

                        General Treasury Prime Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL Write to: The Dreyfus Family of Funds 144 Glenn Curtiss Boulevard Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2004 Dreyfus Service Corporation                                  387AR1103


ITEM 2.         CODE OF ETHICS.

      The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

ITEM 3.         AUDIT COMMITTEE FINANCIAL EXPERT.

      The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC"). Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

ITEM 4.         PRINCIPAL ACCOUNTANT FEES AND SERVICES.

               Not applicable.

ITEM 5.         AUDIT COMMITTEE OF LISTED REGISTRANTS.

               Not applicable.

ITEM 6.         [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

               Not applicable.

ITEM 8.         [RESERVED]

ITEM 9.         CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1) Code of ethics referred to in Item 2.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL GOVERNMENT SECURITIES MONEY MARKET FUNDS, INC.

By:     /S/ STEPHEN E. CANTER
        ---------------------
        Stephen E. Canter
        President

Date:     January 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:     /S/ STEPHEN E. CANTER
        -----------------------
        Stephen E. Canter
        Chief Executive Officer

Date:     January 23, 2004

By:     /S/ JAMES WINDELS
        ---------------------
        James Windels
        Chief Financial Officer

Date:     January 23, 2004

                                  EXHIBIT INDEX

      (a)(1) Code of ethics referred to in Item 2.

      (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

      (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)